Unearned Revenue/ Accrued Revenue	9 Months Ended
Sep. 30, 2013
Notes To Unaudited Interim Condensed Consolidated Financial Statements
Unearned Revenue Accrued Revenue

13. Unearned Revenue /Accrued Revenue

Unearned Revenue represents cash received in advance of it being earned, whereas Accrued Revenue represents revenue earned prior to cash being received. Revenue is recognized as earned on a straight-line basis at their average rates where charter agreements provide for varying annual charter rates over their term. Total Unearned Revenue /Accrued Revenue during the periods presented is as follows:

	December 31,	September 30,
	2012	2013
Unearned Revenue
Revenue received in advance of service provided – Current liability	$3,935	$2,148
Deferred revenue resulting from varying charter rates
Current liability	14,270	11,109
Non-current liability	3,419	3,018
Total Unearned Revenue	$21,624	$16,275

Accrued Revenue
Resulting from varying charter rates – Current asset	$554	$376
Resulting from varying charter rates –Non Current asset	92	92
Total Accrued Revenue	$646	$468